Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		$ 412	$ 439
At June 30, 2026		6,346	412	$ 439
Ending Balance		16,450	602	439
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Ending Balance		2,904	40	8
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Ending Balance		898	246	289
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Ending Balance		2,544	126	142
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Ending Balance
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Ending Balance		10,104	190
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		1,297	883	5,768
Reclass to assets held for sale	[1]			(3,800)
Foreign exchange		244	48	(2)
Additions		16,263	366	609
Disposals		102		1,692
At June 30, 2026		17,702	1,297	883
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		129	88	307
Reclass to assets held for sale	[1]			(235)
Foreign exchange		214		1
Additions		2,964	41	18
Disposals		38		3
At June 30, 2026		3,269	129	88
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		323	309	463
Reclass to assets held for sale	[1]			(400)
Foreign exchange		52	4	2
Additions		860	10	307
Disposals		11		63
At June 30, 2026		1,224	323	309
Gross carrying amount [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		525	411	1,716
Reclass to assets held for sale	[1]			(867)
Foreign exchange		(14)	37
Additions		2,474	77	57
Disposals		53		495
At June 30, 2026		2,932	525	411
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated				248
Reclass to assets held for sale	[1]			(249)
Foreign exchange
Additions				1
Disposals
At June 30, 2026
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025* restated		320	75	3,034
Reclass to assets held for sale	[1]			(2,049)
Foreign exchange		(8)	7	(5)
Additions		9,965	238	226
Disposals				1,131
At June 30, 2026		10,277	320	75
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(1,759)
Foreign exchange		10	38	(28)
Disposals		(102)		(544)
Beginning Balance		695	444	2,026
Charge for the year		649	157	749
Impairment			56
Ending Balance		1,252	695	444
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(201)
Foreign exchange		(1)		(1)
Disposals		(38)		(4)
Beginning Balance		89	80	255
Charge for the year		315	9	31
Impairment
Ending Balance		365	89	80
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(287)
Foreign exchange		38	2	(3)
Disposals		(11)		(40)
Beginning Balance		77	20	263
Charge for the year		222	41	87
Impairment			14
Ending Balance		326	77	20
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(543)
Foreign exchange		(22)	29	(1)
Disposals		(53)		(30)
Beginning Balance		399	269	707
Charge for the year		64	59	136
Impairment			42
Ending Balance		388	399	269
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(71)
Foreign exchange
Disposals
Beginning Balance				50
Charge for the year				21
Impairment
Ending Balance
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Reclass to assets held for sale	[1]			(616)
Foreign exchange		(5)	7	(23)
Disposals				(470)
Beginning Balance		130	75	751
Charge for the year		48	48	474
Impairment
Ending Balance		$ 173	$ 130	$ 75

[1]	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 22 Discontinued Operations